Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Net income (loss) before income taxes	$ 2,148	$ (38,658)	$ (67,284)
Current	3,607	3,950	(2,780)
Deferred	(1,647)	(1,838)	(1,644)
Income tax expense (recovery)	1,960	2,112	(4,424)
Italy
Income Taxes [Line Items]
Net income (loss) before income taxes	26,645	7,445	679
Current	2,260	1,741	493
Deferred	(1,647)	(1,188)	(1,470)
Income tax expense (recovery)	613	553	(977)
United States
Income Taxes [Line Items]
Net income (loss) before income taxes	16,174	17,161	3,023
Current	13	803	17
Deferred	0	0	0
Income tax expense (recovery)	13	803	17
Canada
Income Taxes [Line Items]
Net income (loss) before income taxes	(28,160)	(61,933)	(61,458)
Current	0	214	(3,737)
Deferred	0	0	(17)
Income tax expense (recovery)	0	214	(3,754)
Other
Income Taxes [Line Items]
Net income (loss) before income taxes	(12,511)	(1,331)	(9,528)
Current	1,334	1,192	447
Deferred	0	(650)	(157)
Income tax expense (recovery)	$ 1,334	$ 542	$ 290